Income Taxes	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Income Taxes [Line Items]
INCOME TAXES

NOTE 16 — PROVISION FOR INCOME TAX

The Components of the provision for income taxes are as follows for December 31:

2020
Current:
Federal	$—
State and local	—
Total current tax provision	—

Deferred:
Federal	—
State and local	—
Total deferred tax provision	—
Total	$—

At December 31, 2020, included in other assets are net deferred income tax liabilities of $0. These amounts represent the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities consist of the following as of December 31:

2020
Deferred tax assets
Bad debts	$27,960
Accrued expenses	13,970
Section 163(j) carryforward	4,210
Federal net operating losses	194,000
Valuation allowance	(108,590)

Deferred tax liabilities
Intangibles	(84,130)
Depreciation	(47,420)
Total	$—

The Company assessed the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of existing deferred tax assets in each taxpaying jurisdiction. On the basis of this evaluation, as of December 31, 2020, it was determined that a full valuation allowance does need to be recorded as the Company does not believe the deferred tax assets in that jurisdiction are more likely than not to be realized.

The following table summarizes the reconciliation between effective income tax rate and the federal statutory rate at December 31:

2020
Federal statutory rate	21.00%
State income tax rate, net of federal impact	-0.01%
Miscellaneous permanent items	-0.20%
PPP Loan Forgiveness – Non-Taxable	4.57%
Nontaxable Income from Flow-through entities	-28.98%
Valuation Allowance	3.61%
-0.01%

The 2020 effective tax rate is less than the statutory rate primarily due to the removal of non-taxable income from flow-through entities.

On March 27, 2020 the “Coronavirus Aid, Relief and Economic Security (CARES) Act was signed into law. The Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company analyzed the provisions of the Act and determined there was no significant impact to its income tax for the year-ended December 31, 2020.

Additionally, the Act is an economic emergency aid package to help mitigate the impact of the COVID-19 pandemic. The Company implemented certain provisions of the Act, specifically securing loans under the Paycheck Protection Program. The Company believes all the loans will be forgiven under the Act’s provisions.

NOTE 16 — PROVISION FOR INCOME TAX

The Components of the provision for income taxes are as follows:

	June 30, 2021	June 30, 2020
Current:
Federal	$—	$—
State and local	—	—
Total current tax provision	—	—

Deferred:
Federal	—	—
State and local	—	—
Total deferred tax provision	—	—
Total	$—	$—

At June 30, 2021, included in other assets are net deferred income tax liabilities of $0. These amounts represent the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities consist of the following:

	June 30, 2021	December 31, 2020
Deferred tax assets
Bad debts	$27,960	$27,960
Accrued expenses	13,970	13,970
Section 163(j) carryforward	4,210	4,210
Federal net operating losses	386,160	194,000
Valuation allowance	(300,750)	(108,590)
Deferred tax liabilities
Intangibles	(84,130)	(84,130)
Depreciation	(47,420)	(47,420)
Total	$—	$—

The Company assessed the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of existing deferred tax assets in each taxpaying jurisdiction. On the basis of this evaluation, as of June 30, 2021, it was determined that a full valuation allowance does need to be recorded as the Company does not believe the deferred tax assets in that jurisdiction are more likely than not to be realized; however, the amount of the deferred tax assets considered realizable could be adjusted if estimates of future taxable income during the carryforward period change or if objective negative evidence is no longer present.

The following table summarizes the reconciliation between effective income tax rate and the federal statutory rate:

	June 30, 2021	June 30, 2020
Federal statutory rate	21.00%	21.00%
State income tax rate, net of federal impact	0.00%	0.00%
Miscellaneous permanent items	0.00%	0.00%
Nontaxable Income from Flow-through entities	-19.16%	-37.08%
Valuation Allowance	-1.84%	16.08%
	0.00%	0.00%

The June 30, 2021 effective tax rate is less than the statutory rate primarily due to the removal of non-taxable income from flow-through entities.

No uncertain tax benefits have been recorded in 2021.

On March 27, 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act was signed into law. The CARES Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company analyzed the provisions of the CARES Act and determined there was no significant impact to its income tax for the six months ended June 30, 2021.

Additionally, the CARES Act is an economic emergency aid package to help mitigate the impact of the COVID-19 pandemic. The Company implemented certain provisions of the CARES Act, specifically securing loans under the Paycheck Protection Program. Under the CARES Act all provisions of the loans have been forgiven as of June 30, 2021.

Rice Acquisition Corp. [Member]
Income Taxes [Line Items]
INCOME TAXES

Note 10 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the period from September 1, 2020 (inception) through December 31, 2020.

The income tax provision (benefit) consists of the following from September 1, 2020 (inception) through December 31, 2020:

Current
Federal	$—
State	—
Deferred
Federal	(68,168)
State	—
Change in valuation allowance	68,168
Income tax provision	$—

The Company’s net deferred tax assets are as follows as of December 31, 2020:

Start-up/Organization costs	$61,173
Net operating loss carryforwards	6,995
Total deferred tax assets	68,168
Valuation allowance	(68,168)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows from September 1, 2020 (inception) through December 31, 2020:

Statutory Federal income tax rate	21.0%
Change in Valuation Allowance	(21.0)%
Income Taxes Benefit	0.0%